Changes in liabilities attributable to financing activities	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in liabilities attributable to financing activities	31. Changes in liabilities attributable to financing activities

	Liabilities to credit institutions	Shareholder loans	Leases	Convertible Notes	Total
Balance at January 1, 2021	97,187	106,118	30,144	—	233,449
Cash flows	(94,908)	(10,941)	(9,282)	—	(115,131)
Non-cash flows:
Addition – leases	—	—	117,793	—	117,793
Foreign exchange adjustments	773	3,675	(2,413)	—	2,035
Converted to shares	—	(104,108)	—	—	(104,108)
Other changes	2,935	5,256	6,977	—	15,168
Balance at December 31, 2021	5,987	—	143,219	—	149,206
Cash flows	46,818	—	(10,899)	—	35,919
Non-cash flows:
Addition – leases	—	—	20,111	—	20,111
Foreign exchange adjustments	(292)	—	(8,529)	—	(8,821)
Assets held for sale (Note 34)	—	—	(44,794)	—	(44,794)
Other changes	77	—	—	—	77
Balance at December 31, 2022	52,590	—	99,108	—	151,698
Cash flows	61,985	—	(11,411)	324,950	375,524
Non-cash flows:
Addition – leases	—	—	21,341	—	21,341
Foreign exchange adjustments	407	—	2,844	—	3,251
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	—	—	—	(74,078)	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	—	—	—	72,656	72,656
Remeasurement - leases(1)	—	—	(17,886)	—	(17,886)
Other changes	5,323	—	(4,994)	—	329
Balance at December 31, 2023	120,305	—	89,002	323,528	532,835

(1) Remeasurement related to change of lease term due to the decision to discontinue the construction of the new production facility in Peterborough, UK.

The Group classifies interest paid as cash flows from operating activities.